Dividends - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
2024 Dividends [Member]
Dividends Payable [Line Items]
Dividends	$ 150
Dividends payable date declared			Mar. 13, 2024
Dividends per share		$ 0.0072
2024 Dividends [Member] | American Depositary Shares [Member]
Dividends Payable [Line Items]
Dividends per share	$ 0.1444
2025 Dividends [Member]
Dividends Payable [Line Items]
Dividends	$ 199